Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($) $ in Thousands	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Schedule Of Accrued Expenses And Other Current Liabilities Abstract
Accrued payroll and benefits	$ 29,770		$ 21,752		$ 19,180
Accrued legal contingencies	14,808		16,881		5,025
Engineering, design and testing services received not invoiced	14,140		6,620
Deposits from customers	3,975		4,354
Due to affiliates	6,621		6,673		5,123
Obligation to issue registered shares of Class A Common Stock		[1]	12,635	[1]
Other current liabilities	23,078		21,597
Total accrued expenses and other current liabilities	$ 92,392		$ 90,512

[1]	The obligation to issue registered shares of Class A Common Stock was reclassified to Commitment to issue Class A Common Stock upon the adoption of ASU 2020-06 (see Note 7, Fair Value of Financial Instruments).